UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 --------------
  This Amendment (Check only one.):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       1550 Utica Avenue South, Suite 950
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               Minneapolis, Minnesota 55416
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt            Minneapolis, Minnesota         July 29, 2002
--------------------------     --------------------------     ------------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           70
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 146,698
                                                  ------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                       FORM 13F INFORMATION TABLE


                COLUMN 1                     COLUMN 2       COLUMN 3       COLUMN 4                COLUMN 5
    --------------------------------        ----------     ---------      ----------     -----------------------------

                                             TITLE OF                      VALUE         SHRS OR      SH/       PUT/
             NAME OF ISSUER                    CLASS         CUSIP        (x$1000)       PRN AMT      PRN       CALL
    --------------------------------        -----------    ---------     ----------     ---------    ------    -------
ACCREDO HEALTH                              Common         00437V104     $    1,089            23600SH
ADELPHIA COMMUNICATION CL A                 Common         006848105             96           803600SH
ADOBE SYS INC                               Common         00724F101           1508            52900SH
ADVANCED MEDICAL OPTIC COM                  Common         00763M108            274            26662SH
AKSYS LTD COM                               Common         010196103           2142           310500SH
ALIGN TECHNOLOGY INC COM                    Common         016255101           1305           323000SH
ALLERGAN INC COM                            Common         018490102           8010           120000SH
ALLSCRIPTS HLTHCAR SOL COM                  Common         01988p108           2398           641100SH
AMGEN INC                                   Common         031162100           6889           164500SH
ANTEON INTL CORP COM                        Common         03674E108            758            30000SH
AOL TIME WARNER INC                         Common         00184a105           3039           206600SH
AT&T CORP COM WIRLES GRP                    Common         00209a106           5932          1014100SH
ATS MED INC COM                             Common         002083103            169           307000SH
BARNES & NOBLE INC COM                      Common         067774109            946            35800SH
BAXTER INTL                                 Common         071813109           3703            83300SH
BED BATH & BEYOND INC                       Common         075896100           1789            47400SH
BEST BUY INC                                Common         086516101           1006            27700SH
BIOSPHERE MEDICAL INC COM                   Common         09066V103            385           100000SH
CHARTER COMMUNCTNS DEL CL A                 Common         16117m107           3256           798100SH
CHECKFREE CORP NEW COM                      Common         162813109            719            46000SH
COMCAST CORP CL A SPL                       Common         200300200           2663           111700SH
CONCORD EFS INC COM                         Common         206197105            467            15500SH
CONCURRENT COMPUTR NEW COM                  Common         206710204            663           142500SH
CURON MED INC COM                           Common         231292103            521           150000SH
ECHOSTAR COMMNTNS                           Common         278762109           5288           284900SH
ENCORE ACQUISITION CO COM                   Common         29255W100           2472           143300SH
FAMOUS DAVES AMER INC                       Common         307068106           4889           622800SH
GENENTECH INC COM NEW                       Common         368710406           3578           106800SH
GIVEN IMAGING ORD SHS                       Common         M52020100           1657           138100SH
GM HUGHES ELECTRONIC                        Common         370442832           4818           463300SH
HARMAN INTL INDS INC COM                    Common         413086109           1143            23200SH
HERLEY INDS                                 Common         427398102            477            22500SH
HOME DEPOT INC                              Common         437076102           4371           119000SH
I2 TECHNOLOGIES INC                         Common         465754109            370           250000SH
IDEC PHARMACEUTICALS COM                    Common         449370105           3329            93900SH
IMMERSION CORP                              Common         452521107           1532          1473300SH
IMMUNEX CORP NEW COM                        Common         452528102           2956           132300SH
INTEGRATED DEFENSE TEC                      Common         45819B101           1831            62200SH
INTEL CORP COM                              Common         458140100           5437           297600SH
INTUIT COM                                  Common         461202103           5887           118400SH
INTUITIVE SURGICAL INC COM                  Common         46120E107           1657           195600SH
KOS PHARMACEUTICALS COM                     Common         500648100           3386           166400SH
LINENS N THINGS INC                         Common         535679104           1148            35000SH
MCKESSON CORP COM                           Common         58155q103           1102            33700SH
MICROSOFT CORP                              Common         594918104           4600            84100SH
NETSCREEN TECHNOLOGIES                      Common         64117V107            275            30000SH
NEXTEL COMMUNICATIONS CL A                  Common         65332v103           3134           976400SH
NEXTEL PARTNERS INC CL A                    Common         65333F107            394           130800SH
NUMERICAL TECHNOLOGIES COM                  Common         67053T101            437           109300SH
OIL STS INTL                                Common         678026105           1904           160000SH
OPENWAVE SYS INC COM                        Common         683718100            346            61700SH
ORACLE                                      Common         68389x105           2579           272300SH
PALM INC                                    Common         696642107            268           152000SH
PFIZER                                      Common         717081103           2072            59200SH
PHARMACIA                                   Common         71713u102           2852            76154SH
PLUMTREE SOFTWARE                           Common         72940Q104            321            64400SH
PMC-SIERRA INC                              Common         69344F106            362            39000SH
PRUDENTIAL FINL INC COM                     Common         744320102           1334            40000SH
QUOVADX                                     Common         74913K106            681           108500SH
QWEST COMMUNICATIONS COM                    Common         749121109            105            37400SH
SCHLUMBERGER LTD COM                        Common         806857108           2186            47000SH
SIEBEL SYS INC                              Common         826170102           2048           144000SH
SPRINT CORP PCS COM SER 1                   Common         852061506             72            16000SH
SUN MICROSYSTEMS INC COM                    Common         866810104           2873           573500SH
WAL MART STORES                             Common         931142103           2806            51000SH
WEBEX INC                                   Common         94767L109            727            45700SH
WEBSENSE                                    Common         947684106            509            19900SH
WEIGHT WATCHERS INTL COM                    Common         948626106           1977            45500SH
XM SATELLITE RADIO HLD CL A                 Common         983759101           4522           623700SH
GLAXOSMITHKLINE PLC SPONSORED               ADR            37733w105            259             6000SH

Totals                                                                   $  146,698       14,337,416


[WIDE TABLE CONTINUED FROM ABOVE]

                COLUMN 1                      COLUMN 6       COLUMN 7               COLUMN 8
    --------------------------------        ------------    ----------     -------------------------

                                             INVESTMENT        OTHER            VOTING AUTHORITY
             NAME OF ISSUER                  DISCRETION      MANAGERS       SOLE      SHARED     NON
    --------------------------------        ------------    ----------     -------    -------   ----
ACCREDO HEALTH                              Sole                             23600       0        0
ADELPHIA COMMUNICATION CL A                 Sole                            803600       0        0
ADOBE SYS INC                               Sole                             52900       0        0
ADVANCED MEDICAL OPTIC COM                  Sole                             26662       0        0
AKSYS LTD COM                               Sole                            310500       0        0
ALIGN TECHNOLOGY INC COM                    Sole                            323000       0        0
ALLERGAN INC COM                            Sole                            120000       0        0
ALLSCRIPTS HLTHCAR SOL COM                  Sole                            641100       0        0
AMGEN INC                                   Sole                            164500       0        0
ANTEON INTL CORP COM                        Sole                             30000       0        0
AOL TIME WARNER INC                         Sole                            206600       0        0
AT&T CORP COM WIRLES GRP                    Sole                           1014100       0        0
ATS MED INC COM                             Sole                            307000       0        0
BARNES & NOBLE INC COM                      Sole                             35800       0        0
BAXTER INTL                                 Sole                             83300       0        0
BED BATH & BEYOND INC                       Sole                             47400       0        0
BEST BUY INC                                Sole                             27700       0        0
BIOSPHERE MEDICAL INC COM                   Sole                            100000       0        0
CHARTER COMMUNCTNS DEL CL A                 Sole                            798100       0        0
CHECKFREE CORP NEW COM                      Sole                             46000       0        0
COMCAST CORP CL A SPL                       Sole                            111700       0        0
CONCORD EFS INC COM                         Sole                             15500       0        0
CONCURRENT COMPUTR NEW COM                  Sole                            142500       0        0
CURON MED INC COM                           Sole                            150000       0        0
ECHOSTAR COMMNTNS                           Sole                            284900       0        0
ENCORE ACQUISITION CO COM                   Sole                            143300       0        0
FAMOUS DAVES AMER INC                       Sole                            622800       0        0
GENENTECH INC COM NEW                       Sole                            106800       0        0
GIVEN IMAGING ORD SHS                       Sole                            138100       0        0
GM HUGHES ELECTRONIC                        Sole                            463300       0        0
HARMAN INTL INDS INC COM                    Sole                             23200       0        0
HERLEY INDS                                 Sole                             22500       0        0
HOME DEPOT INC                              Sole                            119000       0        0
I2 TECHNOLOGIES INC                         Sole                            250000       0        0
IDEC PHARMACEUTICALS COM                    Sole                             93900       0        0
IMMERSION CORP                              Sole                           1473300       0        0
IMMUNEX CORP NEW COM                        Sole                            132300       0        0
INTEGRATED DEFENSE TEC                      Sole                             62200       0        0
INTEL CORP COM                              Sole                            297600       0        0
INTUIT COM                                  Sole                            118400       0        0
INTUITIVE SURGICAL INC COM                  Sole                            195600       0        0
KOS PHARMACEUTICALS COM                     Sole                            166400       0        0
LINENS N THINGS INC                         Sole                             35000       0        0
MCKESSON CORP COM                           Sole                             33700       0        0
MICROSOFT CORP                              Sole                             84100       0        0
NETSCREEN TECHNOLOGIES                      Sole                             30000       0        0
NEXTEL COMMUNICATIONS CL A                  Sole                            976400       0        0
NEXTEL PARTNERS INC CL A                    Sole                            130800       0        0
NUMERICAL TECHNOLOGIES COM                  Sole                            109300       0        0
OIL STS INTL                                Sole                            160000       0        0
OPENWAVE SYS INC COM                        Sole                             61700       0        0
ORACLE                                      Sole                            272300       0        0
PALM INC                                    Sole                            152000       0        0
PFIZER                                      Sole                             59200       0        0
PHARMACIA                                   Sole                             76154       0        0
PLUMTREE SOFTWARE                           Sole                             64400       0        0
PMC-SIERRA INC                              Sole                             39000       0        0
PRUDENTIAL FINL INC COM                     Sole                             40000       0        0
QUOVADX                                     Sole                            108500       0        0
QWEST COMMUNICATIONS COM                    Sole                             37400       0        0
SCHLUMBERGER LTD COM                        Sole                             47000       0        0
SIEBEL SYS INC                              Sole                            144000       0        0
SPRINT CORP PCS COM SER 1                   Sole                             16000       0        0
SUN MICROSYSTEMS INC COM                    Sole                            573500       0        0
WAL MART STORES                             Sole                             51000       0        0
WEBEX INC                                   Sole                             45700       0        0
WEBSENSE                                    Sole                             19900       0        0
WEIGHT WATCHERS INTL COM                    Sole                             45500       0        0
XM SATELLITE RADIO HLD CL A                 Sole                            623700       0        0
GLAXOSMITHKLINE PLC SPONSORED               Sole                              6000       0        0

Totals                                                                  14,337,416